ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 19,968	$ 13,289
Interest payable on Convertible Notes	7,645	0
Payables in MLJV and MWJV	8,999	7,007
Other payables	4,590	1,037
Accounts payable and accrued liabilities	$ 41,202	$ 21,333